Earnings/(losses) per share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Basic and Diluted Earnings (Losses) per Share
Basic and diluted earnings/(losses) per share is analysed as follows:

	2019	2018	2017
Weighted average number of ordinary shares	54,853,045	54,853,045	54,853,045

Basic earnings/(losses) per share	(0.61)	0.61	(0.55)

Diluted earnings/(losses) per share	(0.61)	0.61	(0.55)